UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________

FORM 10-D
_________________________

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2014 to February 28, 2014

Commission File Number of issuing entity 333-166240-01 and 333-189182-01
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World Financial Network Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-166240 and 333-189182

WFN Credit Company, LLC
(Exact Name of Registrant as Specified in its Charter)

Comenity Bank
(Exact Name of Registrant as Specified in its Charter)
_________________________

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

 (302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2010-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-C, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2012-D, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2013-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒     No ☐     [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A and Series 2013-B is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from February 1, 2014 to February 28, 2014.

The depositor filed its most recent Form ABS-15G on February 3, 2014. The CIK number of the depositor is 0001139552.

Item 3.	Sales of Securities and Use of Proceeds.

On February 19, 2014, World Financial Network Credit Card Master Note Trust  issued $450,000,000 of Series 2014-A Class A Asset Backed Notes (the “Series 2014-A Class A Notes”), $39,062,000 of Series 2014-A Class M Asset Backed notes (the “Series 2014-A Class M Notes”), $39,062,000 of Series 2014-A Class B Asset Backed Notes (the “Series 2014-A Class B Notes”), $71,876,000 of Series 2014-A Class C Asset Backed Notes (the “Series 2014-A Class C Notes”), and $25,000,000 of Series 2014-A Class D Asset Backed Notes (the “Series 2014-A Class D Notes”), as described in a Prospectus Supplement dated February 12, 2014 to a Prospectus dated February 11, 2014. The Class M Notes, the Class B Notes, the Class C Notes and the Class D Notes will be retained by WFN Credit Company, LLC.

Item 9.	Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A and Series 2013-B for the March 17, 2014 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: March 17, 2014	By:	/s/ Randy J. Redcay
	Name:	Randy J. Redcay
	Title:	Chief Financial Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2010-A, Series 2011-A, Series 2011-B, Series 2012-A, Series 2012-B, Series 2012-C, Series 2012-D, Series 2013-A and Series 2013-B for the March 17, 2014 Payment Date.